Subordinated indebtedness	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Subordinated indebtedness
Note 8. Subordinated indebtedness
On January 16, 2024, we issued $1.25 billion principal amount of 5.30% Debentures due January 16, 2034. The Debentures bear interest at a fixed rate of 5.30% per annum (paid semi-annually) until January 16, 2029, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 2.02% per annum (paid quarterly) thereafter until maturity on January 16, 2034.